SHARE-BASED COMPENSATION AND EMPLOYEE BENEFIT PLAN - Warrants Activity (Details) - Warrants	12 Months Ended
Dec. 31, 2025 $ / shares shares
Number of Restricted Stock Units
Unvested as of December 31, 2024 (in shares) | shares	44,384,041
Exercised (in shares) | shares	(1,162,382)
Unvested as of December 31, 2025 (in shares) | shares	43,221,659
Weighted- Average Exercise Price
Outstanding as of December 31, 2024 (in dollars per share) | $ / shares	$ 9.56
Exercised (in dollars per share) | $ / shares	5.18
Outstanding as of December 31, 2025 (in dollars per share) | $ / shares	$ 9.68